UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 9.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	18,994	323,468
Johnson Controls, Inc. (a)	46,538	1,189,511

		1,512,979
Automobiles 0.3%
Ford Motor Co.*	252,362	1,819,530
Harley-Davidson, Inc. (a)	18,786	432,078

		2,251,608
Distributors 0.1%
Genuine Parts Co. (a)	12,509	476,093

Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	9,927	731,322
DeVry, Inc. (a)	4,800	265,536
H&R Block, Inc.	26,596	488,835

		1,485,693
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	34,346	1,143,035
Darden Restaurants, Inc.	10,754	367,034
International Game Technology	23,256	499,539
Marriott International, Inc. "A" (a)	17,175	473,858
McDonald's Corp.	84,720	4,834,970
Starbucks Corp.* (a)	57,728	1,192,083
Starwood Hotels & Resorts Worldwide, Inc. (a)	14,825	489,670
Wyndham Worldwide Corp.	14,137	230,716
Wynn Resorts Ltd.* (a)	5,400	382,806
Yum! Brands, Inc.	36,216	1,222,652

		10,836,363
Household Durables 0.3%
Black & Decker Corp.	4,722	218,581
D.R. Horton, Inc. (a)	21,600	246,456
Fortune Brands, Inc. (a)	11,755	505,230
Harman International Industries, Inc.	4,700	159,236
KB HOME (a)	5,992	99,527
Leggett & Platt, Inc.	12,264	237,922
Lennar Corp. "A"	11,900	169,575
Newell Rubbermaid, Inc.	21,797	341,995
Pulte Homes, Inc.	27,506	302,291
Whirlpool Corp. (a)	5,788	404,928

		2,685,741
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	26,331	2,458,262
Expedia, Inc.*	16,553	396,445

		2,854,707
Leisure Equipment & Products 0.1%
Eastman Kodak Co. (a)	21,807	104,237
Hasbro, Inc.	9,786	271,562
Mattel, Inc.	28,098	518,689

		894,488
Media 2.6%
CBS Corp. "B"	53,287	642,108
Comcast Corp. "A"	226,087	3,818,609
Gannett Co., Inc. (a)	18,242	228,207
Interpublic Group of Companies, Inc.* (a)	37,497	281,978
McGraw-Hill Companies, Inc.	24,664	620,053
Meredith Corp. (a)	2,824	84,551
New York Times Co. "A" (a)	9,110	73,973
News Corp. "A"	169,153	2,028,145
Omnicom Group, Inc. (a)	24,332	898,824
Scripps Networks Interactive "A"	7,100	262,345
The DIRECTV Group, Inc.* (a)	33,064	911,905
Time Warner Cable, Inc. (a)	27,591	1,188,896
Time Warner, Inc.	93,776	2,698,873
Viacom, Inc. "B"*	47,587	1,334,340
Walt Disney Co. (a)	145,580	3,997,627

Washington Post Co. "B"	418	195,657

		19,266,091
Multiline Retail 0.9%
Big Lots, Inc.*	6,492	162,430
Family Dollar Stores, Inc.	10,970	289,608
J.C. Penney Co., Inc. (a)	17,522	591,368
Kohl's Corp.* (a)	23,978	1,367,945
Macy's, Inc. (a)	33,408	611,032
Nordstrom, Inc. (a)	12,548	383,216
Sears Holdings Corp.* (a)	4,243	277,110
Target Corp.	59,010	2,754,587

		6,437,296
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A" (a)	6,900	226,872
AutoNation, Inc.* (a)	8,451	152,794
AutoZone, Inc.* (a)	2,213	323,585
Bed Bath & Beyond, Inc.* (a)	20,316	762,663
Best Buy Co., Inc.	26,736	1,003,135
GameStop Corp. "A"* (a)	12,900	341,463
Home Depot, Inc. (a)	132,985	3,542,720
Limited Brands, Inc.	21,170	359,678
Lowe's Companies, Inc.	115,700	2,422,758
O'Reilly Automotive, Inc.* (a)	10,600	383,084
Office Depot, Inc.*	22,003	145,660
RadioShack Corp.	9,845	163,132
Staples, Inc. (a)	56,089	1,302,386
The Gap, Inc. (a)	36,032	771,085
The Sherwin-Williams Co.	7,689	462,570
Tiffany & Co. (a)	9,700	373,741
TJX Companies, Inc.	32,358	1,202,100

		13,939,426
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	24,900	819,708
NIKE, Inc. "B" (a)	30,350	1,963,645
Polo Ralph Lauren Corp. (a)	4,400	337,128
VF Corp.	6,887	498,825

		3,619,306
Consumer Staples 11.4%
Beverages 2.7%
Brown-Forman Corp. "B" (a)	7,650	368,883
Coca-Cola Co. (a)	181,264	9,733,877
Coca-Cola Enterprises, Inc.	24,150	517,052
Constellation Brands, Inc. "A"*	15,400	233,310
Dr. Pepper Snapple Group, Inc.*	20,200	580,750
Molson Coors Brewing Co. "B" (a)	11,684	568,777
Pepsi Bottling Group, Inc.	10,711	390,309
PepsiCo, Inc. (a)	122,046	7,159,218

		19,552,176
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	34,045	1,922,181
CVS Caremark Corp.	111,384	3,980,864
Kroger Co.	51,163	1,056,004
Safeway, Inc.	33,327	657,208
SUPERVALU, Inc.	16,648	250,719
Sysco Corp. (a)	46,257	1,149,487

Wal-Mart Stores, Inc.	169,106	8,301,414
Walgreen Co. (a)	77,696	2,911,269
Whole Foods Market, Inc.* (a)	11,000	335,390

		20,564,536
Food Products 1.6%
Archer-Daniels-Midland Co.	50,307	1,469,971
Campbell Soup Co. (a)	15,685	511,645
ConAgra Foods, Inc.	35,305	765,412
Dean Foods Co.*	13,900	247,281
General Mills, Inc.	25,828	1,662,807
H.J. Heinz Co.	24,679	980,990
Hormel Foods Corp.	5,500	195,360
Kellogg Co. (a)	19,732	971,406
Kraft Foods, Inc. "A" (a)	115,482	3,033,712
McCormick & Co., Inc. (a)	10,214	346,663
Sara Lee Corp.	54,539	607,564
The Hershey Co. (a)	12,946	503,082
The J.M. Smucker Co.	9,367	496,545
Tyson Foods, Inc. "A"	22,800	287,964

		12,080,402
Household Products 2.5%
Clorox Co.	10,930	642,902
Colgate-Palmolive Co. (a)	39,121	2,984,150
Kimberly-Clark Corp.	32,447	1,913,724
Procter & Gamble Co.	228,540	13,237,037

		18,777,813
Personal Products 0.2%
Avon Products, Inc.	33,470	1,136,641
Estee Lauder Companies, Inc. "A"	9,100	337,428

		1,474,069
Tobacco 1.6%
Altria Group, Inc. (a)	162,170	2,888,248
Lorillard, Inc.	13,202	980,909
Philip Morris International, Inc.	150,641	7,342,242
Reynolds American, Inc.	13,228	588,910

		11,800,309
Energy 11.6%
Energy Equipment & Services 1.9%
Baker Hughes, Inc. (a)	24,271	1,035,401
BJ Services Co.	23,086	448,561
Cameron International Corp.*	17,000	642,940
Diamond Offshore Drilling, Inc. (a)	5,500	525,360
ENSCO International, Inc.	11,100	472,194
FMC Technologies, Inc.* (a)	9,700	506,728
Halliburton Co. (a)	70,273	1,905,804
Nabors Industries Ltd.* (a)	22,196	463,896
National-Oilwell Varco, Inc.*	32,800	1,414,664
Rowan Companies, Inc. (a)	8,882	204,908
Schlumberger Ltd.	93,818	5,591,553
Smith International, Inc.	17,300	496,510

		13,708,519
Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp. (a)	37,307	2,340,268

Apache Corp.	26,253	2,410,813
Cabot Oil & Gas Corp.	8,100	289,575
Chesapeake Energy Corp.	47,658	1,353,487
Chevron Corp. (a)	157,182	11,070,328
ConocoPhillips	116,142	5,244,973
CONSOL Energy, Inc. (a)	14,200	640,562
Denbury Resources, Inc.*	19,500	295,035
Devon Energy Corp.	34,792	2,342,545
El Paso Corp.	54,954	567,125
EOG Resources, Inc.	19,657	1,641,556
ExxonMobil Corp. (a)	374,917	25,723,055
Hess Corp.	22,350	1,194,831
Marathon Oil Corp.	55,542	1,771,790
Massey Energy Co. (a)	6,700	186,863
Murphy Oil Corp.	14,900	857,793
Noble Energy, Inc.	13,600	897,056
Occidental Petroleum Corp. (a)	63,588	4,985,299
Peabody Energy Corp.	20,900	777,898
Pioneer Natural Resources Co.	9,000	326,610
Range Resources Corp.	12,268	605,549
Southwestern Energy Co.* (a)	26,900	1,148,092
Spectra Energy Corp. (a)	49,491	937,360
Sunoco, Inc.	9,216	262,195
Tesoro Corp. (a)	12,700	190,246
Valero Energy Corp.	43,604	845,482
Williams Companies, Inc.	45,487	812,853
XTO Energy, Inc.	45,485	1,879,440

		71,598,679
Financials 15.1%
Capital Markets 3.0%
Ameriprise Financial, Inc.	20,005	726,782
Bank of New York Mellon Corp. (a)	93,748	2,717,755
Charles Schwab Corp. (a)	73,563	1,408,731
E*TRADE Financial Corp.* (a)	88,594	155,039
Federated Investors, Inc. "B" (a)	7,000	184,590
Franklin Resources, Inc. (a)	11,752	1,182,251
Invesco Ltd.	31,092	707,654
Janus Capital Group, Inc. (a)	12,271	174,003
Legg Mason, Inc. (a)	11,700	363,051
Morgan Stanley	105,940	3,271,427
Northern Trust Corp.	19,404	1,128,537
State Street Corp.	38,765	2,039,039
T. Rowe Price Group, Inc. (a)	20,020	914,914
The Goldman Sachs Group, Inc.	39,989	7,371,972

		22,345,745
Commercial Banks 2.8%
BB&T Corp.	53,334	1,452,818
Comerica, Inc. (a)	11,837	351,204
Fifth Third Bancorp.	62,106	629,134
First Horizon National Corp. (a)	15,107	199,872
Huntington Bancshares, Inc.	42,560	200,457
KeyCorp	67,829	440,888
M&T Bank Corp. (a)	6,450	401,964
Marshall & Ilsley Corp. (a)	27,652	223,152

PNC Financial Services Group, Inc. (a)	36,063	1,752,301
Regions Financial Corp.	90,561	562,384
SunTrust Banks, Inc.	39,071	881,051
US Bancorp. (a)	148,754	3,251,762
Wells Fargo & Co. (a)	365,010	10,285,982
Zions Bancorp.	9,011	161,928

		20,794,897
Consumer Finance 0.8%
American Express Co.	93,125	3,156,938
Capital One Financial Corp. (a)	35,402	1,264,913
Discover Financial Services	44,397	720,563
SLM Corp.*	38,178	332,912

		5,475,326
Diversified Financial Services 4.6%
Bank of America Corp.	677,481	11,462,979
Citigroup, Inc.	1,005,431	4,866,286
CME Group, Inc. (a)	5,200	1,602,588
IntercontinentalExchange, Inc.*	5,900	573,421
JPMorgan Chase & Co. (a)	308,131	13,502,300
Leucadia National Corp.* (a)	14,000	346,080
Moody's Corp. (a)	15,252	312,056
NYSE Euronext	20,700	598,023
The NASDAQ OMX Group, Inc.*	10,800	227,340

		33,491,073
Insurance 2.6%
Aflac, Inc. (a)	36,637	1,565,865
Allstate Corp.	42,056	1,287,755
American International Group, Inc.*	10,959	483,401
Aon Corp.	21,883	890,419
Assurant, Inc.	8,600	275,716
Chubb Corp. (a)	27,970	1,409,968
Cincinnati Financial Corp.	12,809	332,906
Genworth Financial, Inc. "A"	33,900	405,105
Hartford Financial Services Group, Inc.	30,134	798,551
Lincoln National Corp.	22,569	584,763
Loews Corp.	28,282	968,659
Marsh & McLennan Companies, Inc.	40,613	1,004,360
MBIA, Inc.*	15,364	119,225
MetLife, Inc. (a)	64,232	2,445,312
Principal Financial Group, Inc. (a)	24,311	665,878
Progressive Corp.*	53,356	884,642
Prudential Financial, Inc.	36,263	1,809,886
The Travelers Companies, Inc.	43,182	2,125,850
Torchmark Corp.	6,510	282,729
Unum Group	25,965	556,690
XL Capital Ltd. "A" (a)	27,177	474,510

		19,372,190
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	9,197	135,656
AvalonBay Communities, Inc. (REIT) (a)	6,699	487,218
Boston Properties, Inc. (REIT) (a)	10,881	713,250
Equity Residential (REIT) (a)	21,530	660,971
HCP, Inc. (REIT) (a)	23,367	671,568
Health Care REIT, Inc. (REIT) (a)	8,300	345,446

Host Hotels & Resorts, Inc. (REIT) (a)	47,100	554,367
Kimco Realty Corp. (REIT) (a)	31,534	411,203
Plum Creek Timber Co., Inc. (REIT) (a)	12,700	389,128
ProLogis (REIT) (a)	36,600	436,272
Public Storage (REIT) (a)	11,141	838,249
Simon Property Group, Inc. (REIT) (a)	21,919	1,521,836
Ventas, Inc. (REIT) (a)	12,100	465,850
Vornado Realty Trust (REIT) (a)	12,786	823,546

		8,454,560
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"* (a)	16,800	197,232
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	33,330	438,290
People's United Financial, Inc. (a)	27,300	424,788

		863,078
Health Care 13.0%
Biotechnology 1.7%
Amgen, Inc.*	79,316	4,777,203
Biogen Idec, Inc.*	22,560	1,139,731
Celgene Corp.* (a)	36,100	2,017,990
Cephalon, Inc.* (a)	5,500	320,320
Genzyme Corp.*	21,103	1,197,173
Gilead Sciences, Inc.* (a)	71,072	3,310,534

		12,762,951
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	47,403	2,702,445
Becton, Dickinson & Co.	18,778	1,309,765
Boston Scientific Corp.* (a)	118,865	1,258,780
C.R. Bard, Inc. (a)	7,798	613,001
CareFusion Corp.*	14,100	307,380
DENTSPLY International, Inc. (a)	11,600	400,664
Hospira, Inc.*	12,520	558,392
Intuitive Surgical, Inc.* (a)	3,000	786,750
Medtronic, Inc.	84,983	3,127,374
St. Jude Medical, Inc.*	27,188	1,060,604
Stryker Corp. (a)	21,199	963,071
Varian Medical Systems, Inc.*	9,800	412,874
Zimmer Holdings, Inc.*	16,884	902,450

		14,403,550
Health Care Providers & Services 2.0%
Aetna, Inc.	35,072	976,054
AmerisourceBergen Corp.	23,664	529,600
Cardinal Health, Inc.	28,200	755,760
CIGNA Corp. (a)	21,405	601,266
Coventry Health Care, Inc.*	11,795	235,428
DaVita, Inc.* (a)	8,100	458,784
Express Scripts, Inc.* (a)	21,268	1,649,971
Humana, Inc.* (a)	13,275	495,158
Laboratory Corp. of America Holdings* (a)	8,491	557,859
McKesson Corp. (a)	21,215	1,263,353
Medco Health Solutions, Inc.* (a)	37,828	2,092,267
Patterson Companies, Inc.* (a)	7,200	196,200
Quest Diagnostics, Inc. (a)	11,816	616,677

Tenet Healthcare Corp.*	32,700	192,276
UnitedHealth Group, Inc.	89,313	2,236,398
WellPoint, Inc.*	37,988	1,799,112

		14,656,163
Health Care Technology 0.0%
IMS Health, Inc.	14,230	218,430
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	13,210	614,925
Millipore Corp.*	4,415	310,507
PerkinElmer, Inc.	9,336	179,625
Thermo Fisher Scientific, Inc.*	30,630	1,337,612
Waters Corp.*	7,500	418,950

		2,861,619
Pharmaceuticals 6.9%
Abbott Laboratories	121,182	5,994,874
Allergan, Inc.	24,124	1,369,278
Bristol-Myers Squibb Co. (a)	155,362	3,498,752
Eli Lilly & Co. (a)	79,237	2,617,198
Forest Laboratories, Inc.* (a)	23,695	697,581
Johnson & Johnson (a)	214,373	13,053,172
King Pharmaceuticals, Inc.*	19,486	209,864
Merck & Co., Inc. (a)	165,259	5,227,142
Mylan, Inc.* (a)	25,836	413,634
Pfizer, Inc. (a)	522,899	8,653,979
Schering-Plough Corp.	127,650	3,606,113
Watson Pharmaceuticals, Inc.*	8,255	302,463
Wyeth	104,576	5,080,302

		50,724,352
Industrials 10.1%
Aerospace & Defense 2.7%
Boeing Co.	56,908	3,081,568
General Dynamics Corp.	30,234	1,953,117
Goodrich Corp.	9,661	524,979
Honeywell International, Inc. (a)	58,347	2,167,591
ITT Corp. (a)	14,294	745,432
L-3 Communications Holdings, Inc. (a)	9,100	730,912
Lockheed Martin Corp.	24,280	1,895,782
Northrop Grumman Corp. (a)	25,331	1,310,879
Precision Castparts Corp. (a)	11,000	1,120,570
Raytheon Co. (a)	30,896	1,482,081
Rockwell Collins, Inc.	12,431	631,495
United Technologies Corp. (a)	72,090	4,392,444

		20,036,850
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	13,400	773,850
Expeditors International of Washington, Inc.	16,600	583,490
FedEx Corp.	24,365	1,832,736
United Parcel Service, Inc. "B" (a)	78,058	4,407,935

		7,598,011
Airlines 0.1%
Southwest Airlines Co.	58,095	557,712
Building Products 0.1%
Masco Corp.	28,465	367,768

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	8,386	301,980
Cintas Corp. (a)	10,342	313,466
Iron Mountain, Inc.* (a)	14,200	378,572
Pitney Bowes, Inc.	16,146	401,228
R.R. Donnelley & Sons Co.	16,129	342,902
Republic Services, Inc. (a)	25,299	672,194
Stericycle, Inc.* (a)	6,600	319,770
Waste Management, Inc.	38,569	1,150,128

		3,880,240
Construction & Engineering 0.2%
Fluor Corp.	14,150	719,527
Jacobs Engineering Group, Inc.* (a)	9,700	445,715
Quanta Services, Inc.*	15,300	338,589

		1,503,831
Electrical Equipment 0.4%
Emerson Electric Co.	58,904	2,360,872
Rockwell Automation, Inc.	11,147	474,862

		2,835,734
Industrial Conglomerates 2.4%
3M Co. (a)	54,436	4,017,377
General Electric Co. (a)	830,232	13,632,410
Textron, Inc. (a)	21,082	400,136

		18,049,923
Machinery 1.6%
Caterpillar, Inc. (a)	49,136	2,522,151
Cummins, Inc. (a)	15,812	708,536
Danaher Corp.	19,965	1,344,044
Deere & Co.	33,124	1,421,682
Dover Corp.	14,702	569,849
Eaton Corp. (a)	13,205	747,271
Flowserve Corp.	4,400	433,576
Illinois Tool Works, Inc. (a)	30,294	1,293,857
PACCAR, Inc.	28,501	1,074,773
Pall Corp.	9,353	301,915
Parker Hannifin Corp.	12,668	656,709
Snap-on, Inc.	4,493	156,177
The Stanley Works (a)	6,156	262,799

		11,493,339
Professional Services 0.1%
Dun & Bradstreet Corp.	4,200	316,344
Equifax, Inc.	9,991	291,138
Monster Worldwide, Inc.* (a)	9,785	171,042
Robert Half International, Inc.	12,000	300,240

		1,078,764
Road & Rail 0.9%
Burlington Northern Santa Fe Corp. (a)	19,624	1,566,584
CSX Corp.	30,748	1,287,111
Norfolk Southern Corp.	29,286	1,262,519
Ryder System, Inc.	4,352	169,989
Union Pacific Corp.	39,462	2,302,608

		6,588,811

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	10,100	390,870
W.W. Grainger, Inc.	4,909	438,668

		829,538
Information Technology 18.4%
Communications Equipment 2.7%
Ciena Corp.* (a)	7,465	121,530
Cisco Systems, Inc.*	452,195	10,644,670
Harris Corp.	10,300	387,280
JDS Uniphase Corp.*	17,678	125,691
Juniper Networks, Inc.*	41,000	1,107,820
Motorola, Inc.	179,280	1,540,015
QUALCOMM, Inc. (a)	129,820	5,839,304
Tellabs, Inc.*	32,716	226,395

		19,992,705
Computers & Peripherals 5.6%
Apple, Inc.*	69,962	12,968,856
Dell, Inc.*	136,309	2,080,075
EMC Corp.* (a)	157,867	2,690,054
Hewlett-Packard Co.	184,077	8,690,275
International Business Machines Corp. (a)	102,346	12,241,605
Lexmark International, Inc. "A"*	6,068	130,705
NetApp, Inc.* (a)	25,884	690,585
QLogic Corp.*	9,318	160,270
SanDisk Corp.*	17,800	386,260
Sun Microsystems, Inc.* (a)	58,445	531,265
Teradata Corp.*	13,551	372,923
Western Digital Corp.*	17,500	639,275

		41,582,148
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.* (a)	26,897	748,544
Amphenol Corp. "A"	13,900	523,752
Corning, Inc.	121,822	1,865,095
FLIR Systems, Inc.* (a)	10,900	304,873
Jabil Circuit, Inc.	16,647	223,236
Molex, Inc.	10,917	227,947

		3,893,447
Internet Software & Services 1.9%
Akamai Technologies, Inc.* (a)	13,500	265,680
eBay, Inc.*	88,880	2,098,457
Google, Inc. "A"* (a)	18,853	9,348,260
VeriSign, Inc.*	15,100	357,719
Yahoo!, Inc.*	89,993	1,602,775

		13,672,891
IT Services 1.1%
Affiliated Computer Services, Inc. "A"* (a)	7,673	415,646
Automatic Data Processing, Inc. (a)	39,308	1,544,804
Cognizant Technology Solutions Corp. "A"*	22,900	885,314
Computer Sciences Corp.* (a)	11,844	624,297
Convergys Corp.*	10,072	100,116
Fidelity National Information Services, Inc. (a)	14,400	367,344
Fiserv, Inc.*	12,242	590,064
MasterCard, Inc. "A" (a)	7,331	1,481,962
Paychex, Inc. (a)	25,211	732,380

Total System Services, Inc.	15,461	249,077
Western Union Co.	55,012	1,040,827

		8,031,831
Office Electronics 0.1%
Xerox Corp. (a)	67,788	524,679
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	48,060	272,020
Altera Corp. (a)	22,986	471,443
Analog Devices, Inc.	22,835	629,789
Applied Materials, Inc.	104,530	1,400,702
Broadcom Corp. "A"* (a)	33,521	1,028,759
Intel Corp.	437,845	8,568,627
KLA-Tencor Corp.	13,445	482,138
Linear Technology Corp. (a)	17,814	492,201
LSI Corp.* (a)	50,913	279,512
MEMC Electronic Materials, Inc.*	17,500	291,025
Microchip Technology, Inc. (a)	14,400	381,600
Micron Technology, Inc.* (a)	62,820	515,124
National Semiconductor Corp.	15,526	221,556
Novellus Systems, Inc.*	7,714	161,840
NVIDIA Corp.*	42,821	643,600
Teradyne, Inc.* (a)	13,404	123,987
Texas Instruments, Inc. (a)	95,635	2,265,593
Xilinx, Inc. (a)	21,946	513,975

		18,743,491
Software 4.0%
Adobe Systems, Inc.*	41,110	1,358,274
Autodesk, Inc.*	17,848	424,782
BMC Software, Inc.*	14,506	544,410
CA, Inc.	30,859	678,590
Citrix Systems, Inc.* (a)	14,498	568,757
Compuware Corp.*	19,446	142,539
Electronic Arts, Inc.*	25,358	483,070
Intuit, Inc.* (a)	25,270	720,195
McAfee, Inc.* (a)	12,100	529,859
Microsoft Corp. (a)	604,042	15,638,647
Novell, Inc.*	27,236	122,834
Oracle Corp. (a)	302,813	6,310,623
Red Hat, Inc.*	15,011	414,904
Salesforce.com, Inc.* (a)	8,300	472,519
Symantec Corp.*	64,752	1,066,466

		29,476,469
Materials 3.5%
Chemicals 2.0%
Air Products & Chemicals, Inc.	16,439	1,275,338
Airgas, Inc. (a)	6,406	309,858
CF Industries Holdings, Inc.	3,800	327,674
Dow Chemical Co.	90,861	2,368,746
E.I. du Pont de Nemours & Co.	70,812	2,275,898
Eastman Chemical Co.	5,730	306,784
Ecolab, Inc. (a)	16,838	778,421
FMC Corp.	5,800	326,250
International Flavors & Fragrances, Inc.	6,243	236,797
Monsanto Co.	42,816	3,313,958

PPG Industries, Inc.	13,250	771,282
Praxair, Inc.	24,085	1,967,504
Sigma-Aldrich Corp.	9,540	514,969

		14,773,479
Construction Materials 0.1%
Vulcan Materials Co. (a)	9,022	487,819
Containers & Packaging 0.2%
Ball Corp.	7,336	360,931
Bemis Co., Inc.	7,872	203,964
Owens-Illinois, Inc.*	13,200	487,080
Pactiv Corp.*	10,319	268,810
Sealed Air Corp.	12,396	243,333

		1,564,118
Metals & Mining 1.0%
AK Steel Holding Corp.	8,600	169,678
Alcoa, Inc. (a)	76,381	1,002,119
Allegheny Technologies, Inc. (a)	7,717	270,018
Freeport-McMoRan Copper & Gold, Inc. (a)	32,299	2,216,034
Newmont Mining Corp.	38,432	1,691,777
Nucor Corp.	24,630	1,157,856
Titanium Metals Corp. (a)	6,700	64,253
United States Steel Corp.	11,259	499,562

		7,071,297
Paper & Forest Products 0.2%
International Paper Co.	35,372	786,320
MeadWestvaco Corp.	13,459	300,270
Weyerhaeuser Co. (a)	16,598	608,317

		1,694,907
Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	458,685	12,389,082
CenturyTel, Inc.	23,460	788,256
Frontier Communications Corp.	24,590	185,408
Qwest Communications International, Inc. (a)	118,940	453,161
Verizon Communications, Inc. (a)	222,729	6,742,007
Windstream Corp.	34,659	351,096

		20,909,010
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"* (a)	31,200	1,135,680
MetroPCS Communications, Inc.* (a)	20,200	189,072
Sprint Nextel Corp.*	225,168	889,414

		2,214,166
Utilities 3.7%
Electric Utilities 2.1%
Allegheny Energy, Inc. (a)	13,310	352,981
American Electric Power Co., Inc.	37,316	1,156,423
Duke Energy Corp.	105,383	1,658,728
Edison International	26,767	898,836
Entergy Corp.	14,956	1,194,386
Exelon Corp. (a)	51,642	2,562,476
FirstEnergy Corp.	23,954	1,095,177
FPL Group, Inc.	32,184	1,777,522

Northeast Utilities	12,300	292,002
Pepco Holdings, Inc.	16,900	251,472
Pinnacle West Capital Corp.	7,608	249,695
PPL Corp.	29,528	895,880
Progress Energy, Inc.	21,874	854,398
Southern Co.	61,304	1,941,498

		15,181,474
Gas Utilities 0.1%
EQT Corp.	10,200	434,520
Nicor, Inc.	3,584	131,138
Questar Corp.	13,600	510,816

		1,076,474
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	52,248	774,315
Constellation Energy Group, Inc.	17,440	564,533
Dynegy, Inc. "A"*	39,872	101,674

		1,440,522
Multi-Utilities 1.3%
Ameren Corp.	16,669	421,392
CenterPoint Energy, Inc.	26,021	323,441
CMS Energy Corp. (a)	19,472	260,925
Consolidated Edison, Inc.	21,622	885,205
Dominion Resources, Inc. (a)	46,258	1,595,901
DTE Energy Co.	12,857	451,795
Integrys Energy Group, Inc.	6,000	215,340
NiSource, Inc. (a)	21,608	300,135
PG&E Corp.	28,849	1,168,096
Public Service Enterprise Group, Inc. (a)	39,650	1,246,596
SCANA Corp.	9,300	324,570
Sempra Energy	19,187	955,704
TECO Energy, Inc. (a)	16,700	235,136
Wisconsin Energy Corp. (a)	9,200	415,564
Xcel Energy, Inc.	34,057	655,257

		9,455,057

Total Common Stocks (Cost $769,795,418)		729,043,965
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.28% **, 11/19/2009 (b) (Cost $1,439,601)	1,440,000	1,439,873
	Shares	Value ($)

Securities Lending Collateral 34.3%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $252,624,873)	252,624,873	252,624,873
Cash Equivalents 0.9%
Cash Management QP Trust, 0.18% (c) (Cost $6,209,261)	6,209,261	6,209,261

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,030,069,153) †				134.3	989,317,972
Other Assets and Liabilities, Net				(34.3)	(252,422,114)

Net Assets				100.0	736,895,858

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $1,052,399,418. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $63,081,446. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,193,230 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $175,274,676.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $245,647,638 which is 33.3% of net assets.
(b)				At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/17/2009	32	8,241,761	8,423,200	181,439

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$ 729,043,965	$ —	$ —	$ 729,043,965
Short-Term Investments(e)	252,624,873	7,649,134	—	260,274,007
Derivatives(f)	181,439	—	—	181,439
Total	$ 981,850,277	$ 7,649,134	$ —	$ 989,499,411
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 181,439

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009